April 30, 2007

VIA EDGAR
=========

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re:      PHOENIX EDGE SERIES FUND
                  FILE NOS. 033-05033, 811-04642
                  ------------------------------

Commissioners:

Transmitted herewith is Post-Effective Amendment No. 55 to the above-captioned Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act").

We have addressed your comments as follows. Revisions have been incorporated into the registration statement as indicated.

Comment 1
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1a   COMMENT: Phoenix Growth and Income Series - please provide the SEC staff with a supplemental explanation concerning the replacement of Engemann as investment manager to the fund.
     RESPONSE: On October 20, 2006, Phoenix Investment Counsel, Inc, ("PIC") became the investment manager of the series, at the same time that the Phoenix-Kayne Rising Dividends Series merged into the series. Outside counsel provided an opinion that it was not an "assignment" under Section 2(a)(4) of the Investment Company Act of 1940 ("1940 Act").

1b COMMENT: Please disclose any investment manager changes or name changes for the fiscal year ended December 31, 2006.
     RESPONSE: We have made the requested changes.

1c   COMMENT: Please disclose the number of series in the Fund.
     RESPONSE: We have disclosed the number of series in the Fund (eighteen).

1d   COMMENT: Please disclose to shareholders the concept of "sub-account".
     RESPONSE: We have inserted additional language.

For All Series
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2a   COMMENT: Please ensure that the principal investment strategies are fully disclosed and a corresponding principal risk is disclosed. For example, consider adding a portfolio turnover rate as a principal investment strategy and principal risk for the Phoenix Capital Growth Series.
     RESPONSE: On or about June 23, 2006, when Harris became the subadvisor of the Series, the series' investments were transitioned to this new advisor which may have resulted in a higher than average portfolio turnover rate. Likewise, the Phoenix Mid-Cap Growth, Phoenix-Van Kampen Comstock, Phoenix Growth and Income Phoenix-Aberdeen International, and Phoenix Van Kampen Equity 500 Index Series also were transitioned related to a merger or change in the investment manager. Therefore, portfolio turnover rate would not be a principal investment strategy or risk for these series since it was part of a transition.

2b COMMENT: Please ensure that the last bullet on Page 3 is in "plain English".
     RESPONSE: We have rewritten the bullet.

2c COMMENT: On pages 13, 17 and 31, please make sure that the principal investment risks correspond to the principal risks disclosed.
     RESPONSE: We have reviewed the pages and made appropriate changes.

2d COMMENT: On page 31, please ensure that the Fund is in compliance with Rule 35d-1 of the 1940 Act. Also review the third bullet and determine if it is a principal investment strategy.
     RESPONSE: We have written the disclosure to include smaller to medium capitalization. We have eliminated the third bullet.

2e COMMENT: Please add the following principal investment strategy to the series, if appropriate:
     (i)   Phoenix Series Mid-Cap Growth - Reduced Diversification
     (ii) Phoenix Multi-Sector - Fixed Income Series - Mortgage Backed Securities as a strategy and risk
     (iii) Phoenix Strategic Allocation - Derivative Investment Risk
     (iv) Phoenix-Van Kampen ComStock Series and Phoenix Strategic Allocation Series - Derivatives
     (v) Please add small, medium and large capitalization risk, where appropriate
     (vi) Phoenix Sanford Bernstein Mid-Cap Value Series - Medium Capitalization Risk
     (vii) Phoenix-Van Kampen Comstock Series - Smaller and Medium Capitalization Risk
           RESPONSE: We have made the appropriate disclosures by either adding or deleting strategies or risks since they were not principal.

2f COMMENT: Please ensure that references to the Fund of Fund exemptive order issued to the Fund and its affiliates is updated.
     RESPONSE: The disclosure has been updated.

Comment 3
---------

     COMMENT: Please add disclosure for the principal risk that corresponds to the following: (a) Phoenix Multi-Sector Fixed Income for Preferred Stock and Convertible Securities; (b) Phoenix Strategic Allocation Series for Junk Bonds; (c) Aberdeen - for over 25% in any industrialized or developed country; and (d) Phoenix-Alger Small-Cap Series - Warrants.
     RESPONSE: We will make the appropriate disclosures. Please note that we have eliminated investment in warrants as a principal investment strategy for Phoenix-Alger Small-Cap Series.

Comment 4
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     COMMENT: (a) Phoenix Duff & Phelps Real Estate Securities Series - please define on page 22 "DPIM"; and (b) please identify S&P as a subadvisor in the summary
     RESPONSE: We have made the appropriate revisions.

Comment 5
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     COMMENT: (a) On page 39, please identify the strategies as principal or non-principal and include the appropriate corresponding risk disclosure;
     (b) please revise the second paragraph; (c) likewise, please revise page 40 of the SAI.
     RESPONSE: We have made the appropriate revisions.

Comment 6
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     COMMENT: (a) Please ensure that the disclosure regarding the Fund's exemptive order is current (Page 40 and 41); (b) please designate the strategies as principal or not and make the appropriate corresponding risk disclosure; (c) consider eliminating the last two paragraphs on page 43 related t o the exemptive order; (d) consider adding "asset class risk" to the principal risks; and (e) please be consistent with the term "underlying fund".

     RESPONSE: We have made the appropriate revisions. Please note that asset class risk is included under "Indirect Risk of the Underlying Funds."

Comment 7
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     COMMENT: (a) On page 48 and page 28 of the SAI, please disclose if PIC is subject to the SEC manager of manager order and page 28 in the SAI; (b) please cross-reference annual and semi-annual reports for the basis of Board approval; (c)(i) On page 52 make sure that it is clear that it is a team management approach; (c)(ii) On page 12, clarify what Mr. Colton has been doing since 2005.
     RESPONSE: We have made the requested revisions.

Comment 8
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     COMMENT: On page 62, please explain the significant variation in portfolio turnover as required under Item II(e) of Form N-1A in the SAI.
     RESPONSE: We have made the requested disclosure.

Comment 9
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     COMMENT: Please add certain specified additional disclosure regarding asset segregation to the prospectus.
     RESPONSE: We have made the requested disclosures.

Comment 10
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     COMMENT:  Please add disclosure under the caption "Temporary Defensive
     Strategy Position" in the summaries.
     RESPONSE: We have made the requested disclosures in compliance with Item 11(d) of the 1940 Act, for certain series regarding the types of investments a fund may make while assuming a temporary defensive position, as requested.

Comment 11
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     COMMENT: Please review the total return and bar chart as requested.
     RESPONSE: We have made the requested disclosure.

Comment 12
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     COMMENT: Please confirm supplementally that any costs excluded from the
     Series' expense reimbursement agreements are reflected under "Net Annual Series Operating Expenses" in the expense table.
     RESPONSE: We confirm.

Comment 13
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     COMMENT: Confirm that the presentation of the Fund's fees for acquired including funds for the S&P Series is in compliance with Instruction 3(f) of Item 3 of the Form N-1A.
     RESPONSE: We confirm.

Comment 14
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     COMMENT: Please review the expense examples and eliminate any reference to reimbursement, where appropriate.
     RESPONSE: We have eliminated the reference where appropriate.

The undersigned represents that this amendment does not contain disclosures, which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the 1933 Act.

The disclosure in the Amendment is the responsibility of the Fund. The Fund acknowledges that staff comments or changes in response to staff comments in the proposed disclosure in the Amendment do not foreclose the Commission from taking any action with respect to the filing, and the Fund represents that it will not assert this action as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

Should you have any questions regarding this filing, please contact the undersigned at (860) 403-6625.

Sincerely,



/s/ Kathleen A. McGah
-----------------------------------
Kathleen A. McGah
Vice President, Chief Legal Officer, Counsel and Secretary
The Phoenix Edge Series Fund